Derivative Financial Instruments - Schedule of Outstanding Commodity and Currency Forward Contracts (Detail)	12 Months Ended
	Dec. 31, 2015 CAD MMBTU T	Dec. 31, 2014 CAD MMBTU T	Dec. 31, 2013 USD ($) MMBTU T	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 MXN	Dec. 31, 2015 GBP (£)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 MXN	Dec. 31, 2013 CAD	Dec. 31, 2013 EUR (€)
Commodity contracts | Designated as Hedging Instrument | Aluminum
Derivative [Line Items]
Commodity units hedged, mass	1,215,000	1,657,000	1,622,000
Commodity contracts | Designated as Hedging Instrument | Copper
Derivative [Line Items]
Commodity units hedged, mass	472,000	820,000	382,000
Commodity contracts | Designated as Hedging Instrument | Natural Gas
Derivative [Line Items]
Commodity units hedged, energy | MMBTU	49,396	56,792	149,994
Commodity contracts | Designated as Hedging Instrument | Steel
Derivative [Line Items]
Commodity units hedged, mass	11,073	12,634	8,806
Foreign currency exchange contracts | Designated as Hedging Instrument | Canadian Dollar
Derivative [Line Items]
Currency units hedged | CAD	CAD 587,556	CAD 7,984,824							CAD 10,422,932
Foreign currency exchange contracts | Designated as Hedging Instrument | European Euro
Derivative [Line Items]
Currency units hedged | €				€ 231,810						€ 13,447,750
Foreign currency exchange contracts | Designated as Hedging Instrument | Great British Pound
Derivative [Line Items]
Currency units hedged | £						£ 113,115
Foreign currency exchange contracts | Designated as Hedging Instrument | Mexican Peso
Derivative [Line Items]
Currency units hedged | MXN					MXN 28,504,800			MXN 52,674,383
Foreign currency exchange contracts | Designated as Hedging Instrument | United States Dollar
Derivative [Line Items]
Currency units hedged | $			$ 2,100,000
Foreign currency exchange contracts | Not Designated as Hedging Instrument | Canadian Dollar
Derivative [Line Items]
Currency units hedged | CAD	CAD 1,117,850	CAD 2,516
Foreign currency exchange contracts | Not Designated as Hedging Instrument | European Euro
Derivative [Line Items]
Currency units hedged | €							€ 2,172,068
Foreign currency exchange contracts | Not Designated as Hedging Instrument | Mexican Peso
Derivative [Line Items]
Currency units hedged | MXN								MXN 3,151,000